Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Emerging Markets Equities Fund, Inc.
Entity Central Index Key	0000794458
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Emerging Markets Equities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equities Fund
Class Name	Class M
Trading Symbol	EMRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Equities Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/EMEF-M-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/EMEF-M-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 84	0.71%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class M shares gained 36.12% for the year ended June 30, 2026. That result compares with a 43.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/EMEF-M
.
What factors influenced results
Emerging markets equities advanced strongly during the fund’s fiscal year, supported by robust demand for artificial intelligence (AI) infrastructure and a period of renewed investor optimism in April following the announcement of a temporary U.S.-Iran ceasefire agreement. Stocks in Taiwan and South Korea rallied as an AI-fueled semiconductor boom drove gains among chipmakers. Chinese equities ended lower amid sluggish consumer spending and persistent weakness in the property sector, while India’s market saw double-digit losses, triggered by foreign outflows, a weakening rupee and rising inflation.
Against this backdrop, the fund delivered gains in most sectors, led by information technology. Geographically, companies based in South Korea and Taiwan contributed the most to absolute returns.
Conversely, holdings in the consumer discretionary and materials sectors weighed on results. At the country level, among emerging markets, investments in India and Indonesia detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Emerging Markets Equities Fund — Class M *	36.12%	3.82%	9.56%
MSCI Emerging Markets Index †	43.51%	7.20%	10.07%
Emerging Markets Equity Historical Benchmark Index †	43.51%	7.67%	10.23%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 543,000,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 543
Total number of portfolio holdings	132
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Emerging Markets Equities Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equities Fund
Class Name	Class F-2
Trading Symbol	EMEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Equities Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 97	0.82%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 35.94% for the year ended June 30, 2026. That result compares with a 43.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Emerging markets equities advanced strongly during the fund’s fiscal year, supported by robust demand for artificial intelligence (AI) infrastructure and a period of renewed investor optimism in April following the announcement of a temporary U.S.-Iran ceasefire agreement. Stocks in Taiwan and South Korea rallied as an AI-fueled semiconductor boom drove gains among chipmakers. Chinese equities ended lower amid sluggish consumer spending and persistent weakness in the property sector, while India’s market saw double-digit losses, triggered by foreign outflows, a weakening rupee and rising inflation.
Against this backdrop, the fund delivered gains in most sectors, led by information technology. Geographically, companies based in South Korea and Taiwan contributed the most to absolute returns.
Conversely, holdings in the consumer discretionary and materials sectors weighed on results. At the country level, among emerging markets, investments in India and Indonesia detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Emerging Markets Equities Fund — Class F-2 2	35.94%	39.64%
MSCI Emerging Markets Index 3	43.51%	48.07%
Emerging Markets Equity Historical Benchmark Index 3	43.51%	48.07%
1
Class F-2 shares were first offered on June 2, 2025.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jun. 02, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 01, 2025
Net Assets	$ 543,000,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 543
Total number of portfolio holdings	132
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sec tor (percent of net assets)
Material Fund Change [Text Block]
Material fund
changes
This is a summary of certain changes to the fund since July 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by September 1, 2026 at
capitalgroup.com/EMEF-F2-literature
or upon request at (800) 421-4225.
The total annual operating expense ratio for Class F-2 shares decreased from 0.96% to 0.82% during the reporting period. The higher expense ratio reported in the prior year reflected the initial period of operations of the share class. The current year’s expense ratio is more representative of the ongoing expenses attributable to the share class.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for Class F-2 shares decreased from 0.96% to 0.82% during the reporting period. The higher expense ratio reported in the prior year reflected the initial period of operations of the share class. The current year’s expense ratio is more representative of the ongoing expenses attributable to the share class.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since July 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by September 1, 2026 at
capitalgroup.com/EMEF-F2-literature
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/EMEF-F2-literature
Emerging Markets Equities Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equities Fund
Class Name	Class F-3
Trading Symbol	EMGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Equities Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 87	0.74%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 35.96% for the year ended June 30, 2026. That result compares with a 43.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Emerging markets equities advanced strongly during the fund’s fiscal year, supported by robust demand for artificial intelligence (AI) infrastructure and a period of renewed investor optimism in April following the announcement of a temporary U.S.-Iran ceasefire agreement. Stocks in Taiwan and South Korea rallied as an AI-fueled semiconductor boom drove gains among chipmakers. Chinese equities ended lower amid sluggish consumer spending and persistent weakness in the property sector, while India’s market saw double-digit losses, triggered by foreign outflows, a weakening rupee and rising inflation.
Against this backdrop, the fund delivered gains in most sectors, led by information technology. Geographically, companies based in South Korea and Taiwan contributed the most to absolute returns.
Conversely, holdings in the consumer discretionary and materials sectors weighed on results. At the country level, among emerging markets, investments in India and Indonesia detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Emerging Markets Equities Fund — Class F-3 2	35.96%	3.76%	7.24%
MSCI Emerging Markets Index 3	43.51%	7.20%	7.81%
Emerging Markets Equity Historical Benchmark Index 3	43.51%	7.67%	8.11%
1
Class F-3 shares were first offered on September 1, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Sep. 01, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 543,000,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 543
Total number of portfolio holdings	132
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Emerging Markets Equities Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equities Fund
Class Name	Class R-6
Trading Symbol	REFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Equities Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 85	0.72%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 36.07% for the year ended June 30, 2026. That result compares with a 43.51% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Emerging markets equities advanced strongly during the fund’s fiscal year, supported by robust demand for artificial intelligence (AI) infrastructure and a period of renewed investor optimism in April following the announcement of a temporary U.S.-Iran ceasefire agreement. Stocks in Taiwan and South Korea rallied as an AI-fueled semiconductor boom drove gains among chipmakers. Chinese equities ended lower amid sluggish consumer spending and persistent weakness in the property sector, while India’s market saw double-digit losses, triggered by foreign outflows, a weakening rupee and rising inflation.
Against this backdrop, the fund delivered gains in most sectors, led by information technology. Geographically, companies based in South Korea and Taiwan contributed the most to absolute returns.
Conversely, holdings in the consumer discretionary and materials sectors weighed on results. At the country level, among emerging markets, investments in India and Indonesia detracted from results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Emerging Markets Equities Fund — Class R-6 2	36.07%	3.77%	7.21%
MSCI Emerging Markets Index 3	43.51%	7.20%	7.81%
Emerging Markets Equity Historical Benchmark Index 3	43.51%	7.67%	8.11%
1
Class R-6 shares were first offered on September 1, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Sep. 01, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 543,000,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 543
Total number of portfolio holdings	132
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate	46%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)